Risk management (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Reconcilation of Change in Fair Value of Financial Instruments Outstanding
The following table reconciles the changes in the fair value of financial instruments outstanding:

	Year ended December 31
Risk management asset (liability)	2020	2019
Balance, beginning of year	$(0.6)	$8.0
Unrealized gain (loss) on financial instruments:
Commodity collars and swaps	0.8	(8.6)

Total fair value, end of year	$0.2	$(0.6)

Current portion	$0.2	$(0.6)
Long-term portion	$0	$—

Schedule of Financial Instruments Outstanding
Obsidian Energy had the following financial instruments outstanding as at December 31, 2020. Fair values are determined using external counterparty information, which is compared to observable market data. The Company limits our credit risk by executing counterparty risk procedures which include transacting only with institutions within our syndicated credit facility or companies with high credit ratings and by obtaining financial security in certain circumstances.

	Notional volume	Remaining term	Pricing	Fair value (millions)
Oil
WTI Swaps	5,750 bbl/d	January 2021	$59.62/bbl	$(0.5)
WTI Swaps	2,500 bbl/d	February 2021	$60.34/bbl	(0.1)
WTI Swaps	750 bbl/d	March 2021	$61.58/bbl	0
AECO Swaps
AECO Swaps	23,700 mcf/d	Jan –Mar 2021	$2.94/mcf	0.8

Total				$0.2

Disclosure Details Of Financial Contracts One
Subsequent to December 31, 2020, the Company entered into the following additional financial hedges:

Reference price	Notional volume	Term	Pricing
Oil
WTI Swaps	400 bbl/d	January 2021	$63.09/bbl
WTI Swaps	3,750 bbl/d	February 2021	$67.00/bbl
WTI Swaps	6,050 bbl/d	March 2021	$69.70/bbl
WTI Swaps	4,750 bbl/d	April 2021	$77.74/bbl
WTI Swaps	1,125 bbl/d	May 2021	$81.50/bbl
AECO Swaps
AECO Swaps	2,370 mcf/d	March 2021	$3.17/mcf
AECO Swaps	26,100 mcf/d	April 2021	$2.83/mcf
AECO Swaps	21,300 mcf/d	May 2021	$2.68/mcf
AECO Swaps	21,300 mcf/d	June 2021	$2.67/mcf
AECO Swaps	4,700 mcf/d	July 2021	$2.28/mcf
AECO Swaps	4,700 mcf/d	August 2021	$2.28/mcf
AECO Swaps	4,700 mcf/d	September 2021	$2.28/mcf
AECO Swaps	4,700 mcf/d	October 2021	$2.28/mcf

Components of Risk Management on Consolidated Statements of Income (Loss)
The components of risk management on the Consolidated Statements of Income (Loss) are as follows:

	Year ended December 31
	2020	2019
Realized
Settlement of commodity contracts	$20.9	$(7.2)

Total realized risk management gain (loss)	$20.9	$(7.2)
Unrealized
Commodity contracts	$0.8	$(8.6)

Total unrealized risk management gain (loss)	0.8	(8.6)

Risk management gain (loss)	$21.7	$(15.8)

Disclosure of Detailed Information about Accounts Receivable
As at December 31, the following accounts receivable amounts were outstanding:

	Current	30-90 days	90+ days	Total (1)
2020	$29.5	$5.6	$5.7	$40.8
2019	$47.5	$9.4	$8.7	$65.6

(1)	In 2020, $nil of accounts receivable is related to assets classified as held for sale (2019 – $3.9 million).

Summary of Estimated Future Obligations for Non-Derivative Financial Liabilities
The following table outlines estimated future obligations for non-derivative
financial liabilities as at December 31, 2020:

	Long-term debt (1)	Accounts payable & accrued liabilities	Share-based compensation accrual	Total
2021	$451.8	$72.2	$1.9	$525.9
2022	0	0	0.1	0.1
2023	0	0	0	0
2024	0	0	0	0
2025	0	0	0	0
Thereafter	$0	$0	$0	$0

(1)
The 2021 figure includes $395.0 million related to the syndicated credit facility, which at the balance sheet date was due for renewal in 2021. Subsequent to December 31, 2020, the Company entered into an agreement with members of our banking syndicate to extend the term-out
period of the syndicated credit facility to November 30, 2022. Additionally, the Company also entered into agreements with holders of our senior notes to extend their maturity dates, previously due on November 30, 2021, to November 30, 2022. Refer to Note 7 for additional details.

Disclosure Details Of Physical Contracts Outstanding [Text Block]
Additionally, the Company had the following physical contracts outstanding at December 31, 2020.

	Notional volume	Term	Pricing
Physical Oil Contracts (1)
WTI	542 bbl/d	Jan – Mar 2021	$55.54/bbl
WTI	571 bbl/d	Apr – Jun 2021	$59.04/bbl

(1)	WTI, differentials and foreign exchange hedged to lock-in positive net operating income on certain heavy oil properties.
Subsequent to December 31, 2020 the Company entered into the following physical contracts:

	Notional volume	Term	Pricing
Light Oil Differential (1)(2)
	1,245 bbl/d	Apr – Jun 2021		$5.51/bbl
	1,230 bbl/d	Jul – Sep 2021		$5.82/bbl
Light Oil Differential – USD (1)
	1,556 bbl/d	Apr – Jun 2021	US$	4.00/bbl
	1,539 bbl/d	Jul – Sep 2021	US$	4.42/bbl
Heavy Oil Differential (3)
	564 bbl/d	Jul – Sep 2021		$14.85/bbl

(1)	Differentials completed on a WTI - MSW basis.
(2)
USD transactions completed on a US$ WTI - US$ MSW basis and converted to Canadian dollars using a fixed foreign exchange ratio of CAD/USD $1.281 in the second quarter of 2021 and $1.279 in the third quarter of 2021.

(3)	Differentials completed on a WTI - WCS basis.